Shareholders Deficit (Three months and Six months ended) - USD ($)	Common Stock	Preferred Stock A	Preferred Stock C	Preferred Stock E	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance at Jun. 30, 2016	$ 537,990	$ 1,000			$ 12,366,476	$ (16,878,382)	$ (3,972,916)
Shares issued to vendors for services rendered, shares	15,701,363
Shares issued to vendors for services rendered, amount	$ 15,701				$ 499,567		465,268
Shares issued upon conversion of convertible notes	75,761,502
Amount of Shares issued upon Conversion of convertible notes	$ 75,762				112,261		188,023
Benefilcial conversion feature of convertible notes					212,771		212,771
Shares Issued as part of legal settlement	6,800,000
Amount Shares Issued as part of legal settlement	6,800				493,199		499,999
Cashless exercise of Warrants	45,408,834
Amount cashless exercise of warrants	45,409				$ 278,614		$ 324,023
Shares issued for cash, shares	$ 41,485,294
Shares issued for cash, amount	41,485				415,165		156,650
Shares issued for compensation	11,933,557
amount issued for compensation	$ 11,934				$ 399,330		$ 411,264
Net Income (Loss)						$ (3,140,693)	(3,140,693)
Balances at Dec. 31, 2016	735,080,314	1,000,000
Amount Balance at Dec. 31, 2016	$ 735,081	$ 1,000			14,727,383	$ (20,019,075)	(4,555,611)
Amount Shares issued for aquisitions
Shares issued to vendors for services rendered, shares	28,622,776
Shares issued to vendors for services rendered, amount	$ 28,623				1,266,023		$ 1,294,646
Shares issued upon conversion of convertible notes	323,331,050						323,331,050
Amount of Shares issued upon Conversion of convertible notes	$ 323,330				3,872,003		$ 4,195,333
Benefilcial conversion feature of convertible notes
Shares Issued as part of legal settlement	45,000,000
Amount Shares Issued as part of legal settlement	45,000				1,356,975		1,401,975
Amount cashless exercise of warrants	1,500				$ 33,000		34,500
Shares issued for cash, shares	$ 24,682,293						$ 24,682,293
Shares issued for cash, amount	24,682				518,518		543,200
Shares issued for compensation	700,550			789,474
amount issued for compensation	$ 701			$ 789	$ 29,570		$ 31,060
amount of preferred shares converted to common shares							14,211
Stock Options to board members and employees					$ 1,642,127		$ 1,642,127
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Balances at Jun. 30, 2017	786,525,118	1,000,000
Amount Balance at Jun. 30, 2017	$ 786,525	$ 1,000			18,062,830	$ (26,154,633)	$ (7,304,278)
Shares issued upon conversion of convertible notes	321,291,865						321,291,865
Amount of Shares issued upon Conversion of convertible notes	$ 321,292				3,626,114		$ 3,947,406
Shares Issued as part of legal settlement	45,000,000
Amount Shares Issued as part of legal settlement	45,000				1,394,975		$ 1,439,975
Shares issued for cash, shares	$ 500,000
Shares issued for cash, amount	500				8,000		8,500
Shares issued for compensation				789,474
amount issued for compensation				$ 789	$ 14,211		$ 15,000
Stock Options Issued for services renderd	$ 5,600,000
Stock Options issued services rendered amount	$ 5,600				$ 174,563		$ 180,163
Preferred Shares converted to common shares	789,474			(789,474)
amount of preferred shares converted to common shares	$ 789			$ (789)
Stock Options to board members and employees					$ 179,116		179,116
Net Income (Loss)						$ (5,507,781)	$ (5,507,781)
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Shares issued to vendors for services rendered, shares	5,925,423
Shares issued to vendors for services rendered, amount	$ 5,925				55,575		61,500
Shares issued upon conversion of convertible notes	168,805,244
Amount of Shares issued upon Conversion of convertible notes	$ 168,805				3,203,189		3,371,994
Benefilcial conversion feature of convertible notes					$ 3,328,740		$ 3,328,740
Shares issued for cash, shares	$ 135,149,014
Shares issued for cash, amount	135,149				1,334,851		1,470,001
Shares issued for compensation	39,693,807
amount issued for compensation	$ 39,694				$ 116,571		$ 156,265
Net Income (Loss)						(2,332,064)	(2,332,064)
Balances at Mar. 31, 2018	1,509,279,945	1,000,000
Amount Balance at Mar. 31, 2018	$ 1,509,280	$ 1,000			$ 31,498,734	$ (33,994,478)	$ (985,464)
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Shares Issued for Aquisitions	7,462,688
Amount Shares issued for aquisitions	$ 7,463				67,537		75,000
Shares issued to vendors for services rendered, shares	8,150,531
Shares issued to vendors for services rendered, amount	$ 8,151				74,112		$ 82,263
Shares issued upon conversion of convertible notes	289,370,558						289,370,558
Amount of Shares issued upon Conversion of convertible notes	$ 289,370				3,731,895		$ 4,021,265
Benefilcial conversion feature of convertible notes					$ 1,554,580		1,554,580
Shares Issued as part of legal settlement	(1,818,181)	(1,000,000)
Amount Shares Issued as part of legal settlement	(1,818)	$ (1,000)					(2,818)
Shares issued for cash, shares	$ 386,051,448						$ 386,051,447
Shares issued for cash, amount	386,051				3,283,452		3,669,503
Shares issued for compensation	13,597,469						13,597,469
amount issued for compensation	$ 13,597				$ 144,589		$ 158,187
Stock Options Issued for services renderd
Stock Options issued services rendered amount					108,205		108,205
Net Income (Loss)							(5,154,325)
Balances at Dec. 31, 2018	1,891,617,372
Amount Balance at Dec. 31, 2018	$ 1,891,617				32,424,179	(35,018,351)	$ (702,555)
Shares issued upon conversion of convertible notes	1,750,000						1,750,000
Amount of Shares issued upon Conversion of convertible notes	$ 1,750				$ 169,592		$ 171,342
Shares issued for cash, shares	$ 7,813,337
Shares issued for cash, amount	7,813				1,009,233		1,017,046
Shares issued for compensation	25,403						25,403
amount issued for compensation	$ 25				$ 3,976		$ 4,001
Net Income (Loss)						(1,263,260)	(1,263,260)
Balances at Mar. 31, 2019	104,169,609
Amount Balance at Mar. 31, 2019	$ 104,170				$ 35,404,015	$ (36,281,611)	$ (773,426)